Unaudited Condensed Consolidated Interim Statements of Financial Position € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)		Dec. 31, 2025 EUR (€)
Current assets:
Cash and cash equivalents	€ 113,474	$ 129,344	[1]	€ 87,614
Short-term deposits	53,322	60,780	[2]
Restricted cash	590	673	[2]	656
Intangible asset from green certificates	602	686	[2]	29
Trade and revenue receivables	7,630	8,697	[2]	7,236
Other receivables	15,365	17,514	[2]	14,918
Derivatives	5,057	5,764	[2]	3,743
Total current assets	196,040	223,458	[2]	114,196
Non-current assets
Investment in equity accounted investee			[2]	59,542
Fixed assets	654,974	746,578	[2]	566,876
Right-of-use asset	48,380	55,146	[2]	44,386
Restricted cash and deposits	15,695	17,890	[2]	16,071
Deferred tax	9,652	11,002	[2]	11,914
Long term receivables	20,870	23,789	[2]	18,097
Derivatives	13,576	15,475	[2]	12,433
Total non-current assets	763,147	869,880	[2]	729,319
Total assets	959,187	1,093,338	[2]	843,515
Current liabilities
Current maturities of long-term bank loans	45,481	51,842	[2]	17,235
Current maturities of other long-term loans	6,124	6,980	[2]	3,666
Current maturities of debentures	55,702	63,492	[2]	39,803
Trade payables	11,792	13,441	[2]	6,719
Other payables	18,204	20,751	[2]	16,633
Derivatives	1,534	1,749	[2]	675
Current maturities of lease liabilities	950	1,083	[2]	844
Income tax payables	16,721	19,060	[2]	512
Warrants	2,062	2,350	[2]	5,929
Total current liabilities	158,570	180,748	[2]	92,016
Non-current liabilities
Long-term lease liabilities	39,266	44,758	[2]	35,491
Long-term bank loans	298,808	340,599	[2]	272,388
Other long-term loans	60,688	69,176	[2]	58,457
Debentures	157,261	179,255	[2]	209,374
Deferred tax	3,478	3,964	[2]	3,170
Other long-term liabilities	7,833	8,928	[2]	6,179
Derivatives	967	1,102	[2]	1,300
Total non-current liabilities	568,301	647,782	[2]	586,359
Total liabilities	726,871	828,530	[2]	678,375
Equity
Share capital	28,008	31,925	[2]	28,002
Share premium	96,757	110,289	[2]	96,585
Treasury shares	(1,736)	(1,979)	[2]	(1,736)
Transaction reserve with non-controlling interests	14,763	16,828	[2]	14,757
Reserves	24,377	27,787	[2]	16,674
Retained earnings (accumulated deficit)	48,198	54,939	[2]	(13,694)
Total equity attributed to shareholders of the Company	210,367	239,789	[2]	140,588
Non-controlling interest	21,949	25,019	[2]	24,552
Total equity	232,316	264,808	[3]	165,140
Total liabilities and equity	€ 959,187	$ 1,093,338	[2]	€ 843,515

[1]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)
[2]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)
[3]	Convenience translation into US$ (exchange rate as at June 30, 2026: EUR 1 = US$ 1.14)